Related Parties Balances and Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses	[1]	¥ 419	¥ 3,671
Revenues	[2]	3,690	10,847
Property management expense	[3]	3,503	795
Other income from lease expense Waivers	[4]	951
Guangdong Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues	[5]	12,822	3,099
Purchase of advertisement distribution resources	[6]	428	25
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution resources	[6]	¥ 3,841	¥ 801

[1]	The amount represents rental expense for the operating lease to Youxiang Group.
[2]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[3]	The amount represents property management services provided by Youxiang Group.
[4]	The amount represents other income due to termination of the operating lease to Youxiang Group.
[5]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[6]	The amount represents advertisement distribution services provided by these related parties.